Nature of Business (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 28, 2023
Nature Of Business
Cash	$ 13,249,945	$ 9,361,270
Net loss	$ (17,748,062)	$ (17,424,237)	$ (17,081,617)
Expected
Nature Of Business
Cash				$ 3,700,000